UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Insured Investment Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield Insured
Investment Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield Insured Investment Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Florida - 148.1%	Alachua County, Florida, School Board, COP, 5.25%, 7/01/29 (a)	$1,300	$ 1,185,275

	Boynton Beach, Florida, Utility System Revenue Refunding Bonds,
	6.25%, 11/01/20 (b)(c)	700	783,097

	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
	Revenue Bonds (Health First Inc. Project), 5%, 4/01/36	2,000	1,251,640

	Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova
	Southeastern University), 5%, 4/01/31 (d)	1,720	1,568,605

	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
	Series E, 5.90%, 10/01/39 (e)(f)(g)	1,100	1,020,976

	Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (h)	2,000	1,819,940

	Daytona Beach, Florida, Utility System Revenue Refunding Bonds,
	Series B, 5%, 11/15/27 (c)(i)	1,000	873,010

	Deltona, Florida, Transportation Capital Improvement Revenue Bonds, 5.125%,
	10/01/26 (i)	1,000	917,010

	Emerald Coast, Florida, Utilities Authority, System Revenue Bonds,
	5.25%, 1/01/36 (c)(i)	1,000	845,900

	Florida HFA, Housing Revenue Bonds (Brittany Rosemont Apartments), AMT,
	Series C-1, 6.75%, 8/01/14 (a)	910	910,473

	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds,
	AMT, Series 11, 5.95%, 1/01/32 (h)	1,520	1,330,304

	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding
	Bonds, AMT, Series 4, 6.25%, 7/01/22 (h)	295	299,738

	Florida State Board of Education, Lottery Revenue Bonds, Series A,
	6%, 7/01/10 (c)(j)	6,190	6,619,648

	Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh
	Utility System), 5.125%, 10/01/33 (a)	1,000	920,200

	Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of
	Transportation), Series B, 5%, 7/01/30	1,860	1,709,861

	Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT, Series A,
	5.50%, 10/01/38 (d)	2,505	1,989,746

	Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds,
	AMT, Series C, 5.75%, 10/01/26 (d)	1,000	875,260

	Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Series 1,
	5.375%, 10/01/49 (e)(f)(g)	1,340	1,137,446

	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
	Project), Series B, 5.15%, 9/01/25	500	495,125

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
HFA	Housing Finance Agency	S/F	Single-Family

BlackRock MuniYield Insured Investment Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Hillsborough County, Florida, School Board, COP, 5.375%, 7/01/09 (i)(j)	$6,000	$ 6,147,840

	Hillsborough County, Florida, School Board, COP, 5%, 7/01/29 (i)	1,000	928,150

	Jacksonville, Florida, Economic Development Commission, Health Care
	Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series A,
	5.50%, 11/15/36 (i)	1,000	882,210

	Jacksonville, Florida, Economic Development Commission, Health Care
	Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series B,
	5.50%, 11/15/36 (i)	750	661,657

	Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan
	Parking Solutions Project), AMT, 5.50%, 10/01/30 (k)	1,140	851,272

	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and
	Improvement Bonds, 5.25%, 10/01/32 (c)(i)	1,455	1,357,442

	Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds,
	AMT, Series A-1, 5.625%, 10/01/39 (e)(f)(g)	975	854,080

	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical Center Project), 5%, 8/15/37 (h)	2,875	2,514,820

	Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%, 11/01/38 (d)	2,550	2,269,627

	Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT,
	5.625%, 11/01/26 (i)	1,225	1,054,113

	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/30	2,000	1,784,620

	Lakeland, Florida, Electric and Water Revenue Refunding Bonds, Series A, 5%,
	10/01/28 (i)	2,000	1,866,040

	Lee County, Florida, Airport Revenue Bonds, AMT, Series A,
	6%, 10/01/29 (h)	1,000	890,950

	Lee County, Florida, Capital Revenue Bonds, 5.25%, 10/01/23 (a)	2,285	2,254,678

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5%,
	4/01/32 (a)	2,000	1,756,900

	Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25%,
	10/01/34 (c)(i)	1,000	882,880

	Martin County, Florida, Utilities System Revenue Bonds, 5.125%,
	10/01/33 (a)	1,000	877,030

	Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75%, 9/01/25 (a)	2,000	2,010,720

	Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A,
	5%, 10/01/33 (h)	6,300	4,740,183

	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International
	Airport), AMT, Series A, 6%, 10/01/24 (c)(i)	5,000	4,511,000

	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.25%, 10/01/41 (h)	1,200	899,460

	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.50%, 10/01/41 (h)	2,400	1,881,000

BlackRock MuniYield Insured Investment Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series B, 5%, 10/01/19 (d)(l)	$4,200	$ 3,697,050

	Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
	Series B, 5.25%, 7/01/27 (c)(i)	1,000	919,530

	Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
	Series B, 5%, 7/01/33 (c)(i)	2,400	2,057,160

	Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds,
	AMT, Series A, 5.55%, 10/01/49 (e)(f)(g)	1,200	1,062,768

	Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project),
	Series A, 5.375%, 10/01/30 (a)	1,655	1,584,100

	Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%,
	5/01/28 (d)	1,760	1,685,464

	Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%,
	5/01/30 (d)	1,415	1,343,373

	Miami-Dade County, Florida, School Board, COP, Series A, 5.50%,
	10/01/09 (h)(j)	2,000	2,069,360

	Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25%,
	10/01/30 (i)	1,865	1,689,261

	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.186%, 10/01/31 (i)(m)	4,375	974,838

	Miami-Dade County, Florida, Special Obligation Revenue Bonds,
	Sub-Series A, 5.203%, 10/01/33 (i)(m)	5,735	1,116,605

	Orange County, Florida, Educational Facilities Authority, Educational Facilities
	Revenue Refunding Bonds (Rollins College Project),
	5.50%, 12/01/32 (a)	4,765	4,503,783

	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), 6%, 12/01/12 (j)	1,835	2,021,803

	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Orlando Regional Healthcare), Series B,
	5.25%, 12/01/29 (h)	1,450	1,375,557

	Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series A, 5.125%,
	1/01/23 (c)(i)	1,000	960,500

	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds,
	5%, 10/01/29 (a)	2,190	1,930,879

	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent
	Contract Payments), Series A, 5.25%, 11/01/38 (d)	2,000	1,812,980

	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue
	Bonds, Series B, 5%, 7/01/30 (a)	4,000	3,509,400

	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue
	Bonds, Series B, 5%, 7/01/35 (a)	6,815	5,793,432

	Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A,
	5.50%, 10/01/27 (c)(i)	1,100	1,032,317

BlackRock MuniYield Insured Investment Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20%,
	6/01/15 (c)(i)	$1,500	$ 1,739,310

	Palm Beach County, Florida, School Board, COP, Refunding, Series D,
	5.25%, 8/01/21 (h)	2,000	2,001,860

	Palm Beach County, Florida, School Board, COP, Series A, 6%,
	8/01/10 (c)(j)	5,000	5,349,300

	Palm Beach County, Florida, School Board, COP, Series A, 5%, 8/01/31 (h)	1,300	1,164,878

	Panama City, Florida, Water and Sewer Revenue Bonds, Series B,
	5.25%, 10/01/22 (i)	1,500	1,494,075

	Polk County, Florida, Utility System Revenue Bonds, 5.25%, 10/01/22 (c)(i)	1,000	976,810

	Port St. Lucie, Florida, Utility Revenue Bonds, 5.25%, 9/01/24 (i)	1,055	995,329

	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
	5%, 10/01/31 (h)	2,425	2,160,918

	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
	5%, 10/01/35 (h)	1,000	875,650

	Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A,
	5.25%, 10/01/31 (a)	1,400	1,286,376

	Saint Lucie, Florida, West Services District, Utility Revenue Bonds,
	5.25%, 10/01/34 (i)	1,000	859,860

	Santa Rosa County, Florida, School Board, COP, Refunding, Series 2,
	5.25%, 2/01/26 (c)(i)	2,000	1,852,120

	South Lake County, Florida, Hospital District Revenue Bonds (South Lake
	Hospital Inc.), 5.80%, 10/01/34	1,000	784,670

	University of Central Florida Athletics Association Inc., COP, Series A, 5.25%,
	10/01/34 (c)(i)	2,280	1,817,092

	University of Central Florida, COP (UCF Convocation Center), Series A,
	5%, 10/01/35 (c)(i)	2,820	2,279,321

	Village Center Community Development District, Florida, Recreational Revenue
	Bonds, Series A, 5.375%, 11/01/34 (i)	1,640	1,434,000

	Village Center Community Development District, Florida, Recreational Revenue
	Bonds, Series A, 5.125%, 11/01/36 (i)	1,000	832,670

	Village Center Community Development District, Florida, Utility Revenue
	Bonds, 5.25%, 10/01/23 (i)	2,585	2,509,440

	Village Center Community Development District, Florida, Utility Revenue
	Bonds, 5.125%, 10/01/28 (i)	3,030	2,675,975

	Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
	University Project), Series A, 5%, 6/01/25 (n)	1,000	825,170

	Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
	University Project), Series A, 5%, 6/01/35 (n)	1,000	743,810

			144,228,720

BlackRock MuniYield Insured Investment Fund
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Nevada - 2.1%	Clark County, Nevada, Water Reclamation District, Limited Tax, GO,
	6%, 7/01/38	$2,010	$ 2,046,682

Puerto Rico - 0.8%	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series I, 5%, 7/01/36 (o)	1,000	795,570

Texas - 1.4%	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier,
	Series K-1, 5.75%, 1/01/38 (d)	1,400	1,350,076

	Total Municipal Bonds - 152.4%		148,421,048

	Municipal Bonds Transferred to Tender Option Bond Trusts (p)

Florida - 17.3%	Jacksonville Electric Authority, Florida, Saint John's River Power Park System
	Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	1,290	1,133,007

	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27 (i)	1,320	1,266,910

	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program),
	AMT, Series A-2, 6%, 9/01/40 (e)(f)(g)	1,800	1,739,430

	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.9,
	9/01/40 (e)(f)(g)	1,011	903,370

	Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Miami Children's Hospital), Series A, 5.625%, 8/15/18 (a)	6,960	7,482,974

	South Broward, Florida, Hospital District, Hospital Revenue Bonds, 5.625%,
	5/01/32 (i)	4,000	4,346,240

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 17.3%		16,871,931

	Total Long-Term Investments (Cost - $182,041,647) - 169.7%		165,292,979

	Short-Term Securities	Shares

	CMA Florida Municipal Money Fund, 1.20% (q)(r)	4,626,460	4,626,460

	Total Short-Term Securities (Cost - $4,626,460) - 4.8%		4,626,460

	Total Investments (Cost - $186,668,107*) - 174.5%		169,919,439
	Liabilities in Excess of Other Assets - (1.7)%		(1,716,251)
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (8.8)%		(8,561,737)
	Preferred Shares, at Redemption Value - (64.0)%		(62,283,708)

	Net Assets Applicable to Common Shares - 100.0%	$ 97,357,743

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 175,574,773
Gross unrealized appreciation	$ 2,557,601
Gross unrealized depreciation	(16,703,567)
Net unrealized depreciation	$ (14,145,966)

BlackRock MuniYield Insured Investment Fund Schedule of Investments October 31, 2008 (Unaudited)

(a) AMBAC Insured.

(b) Security is collateralized by Municipal or U.S. Treasury Obligations.

(c) FGIC Insured.

(d) Assured Guaranty Insured.

(e) FHLMC Collateralized.

(f) FNMA Collateralized.

(g) GNMA Collateralized.

(h) FSA Insured.

(i) MBIA Insured.

(j) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(k) ACA Insured.

(l) XL Capital Insured.

(m) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

(n) CIFG Insured.

(o) Commonwealth Guaranteed.

(p) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income

	CMA Florida Municipal Money Fund	(7,785,584)	$24,954

(r)	Represents the current yield as of report date.

BlackRock MuniYield Insured Investment Fund

Schedule of Investments October 31, 2008 (Unaudited)

  Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$ 4,626,460
Level 2	165,292,979
Level 3	-
Total	$ 169,919,439

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Insured Investment Fund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Insured Investment Fund

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Insured Investment Fund

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Insured Investment Fund

Date: December 19, 2008